UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.	2960 N. Meridian Street, Suite 300	Indianapolis, IN 46208
(Address of principal executive offices)	(Zip code)

J. Michael Landis

Unified Fund Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	08/31

Date of reporting period:	11/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Archer Balanced Fund
Schedule of Investments
November 30, 2007
(Unaudited)

Common Stocks - 65.18%	Shares	Value

Air Courier Services - 3.19%
FedEx Corp.	3,500	$ 344,645

Cement, Hydraulic - 0.80%
Cemex SAB de C.V. (a) (b)	3,000	85,830

Computer & Office Equipment - 0.97%
International Business Machines Corp.	1,000	105,180

Deep Sea Foreign Transportation of Freight - 1.31%
Diana Shipping, Inc.	4,000	141,640

Drilling Oil & Gas Wells - 0.97%
Noble Corp.	2,000	104,260

Electric & Other Services Combined - 2.78%
Duke Energy Corp.	10,000	197,900
Integrys Energy Group, Inc.	2,000	102,020
		299,920

Electric Services - 1.95%
Great Plains Energy, Inc.	3,000	89,040
Progress Energy, Inc.	2,500	122,050
		211,090

Electronic & Other Electrical Equipment - 3.19%
General Electric Co.	9,000	344,610

Fire, Marine & Casualty Insurance - 3.89%
American International Group, Inc.	5,000	290,650
Tower Group, Inc.	4,000	129,680
		420,330

Hospital & Medical Service Plans - 3.56%
UnitedHealth Group, Inc.	7,000	385,000

Mining & Quarrying of Nonmetallic Minerals (No Fuels) - 0.82%
Vulcan Materials Co.	1,000	88,800

National Commercial Banks - 8.11%
Bank of America Corp.	9,800	452,074
U.S. Bancorp	3,000	99,270
Wells Fargo & Co.	10,000	324,300
		875,644

Natural Gas Distribution - 0.78%
Nicor, Inc.	2,000	84,280

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 3.00%
Zimmer Holdings, Inc. (b)	5,000	323,650

*See accompany notes which are an integral part of these financial statements.

Archer Balanced Fund
Schedule of Investments - continued		.
November 30, 2007
(Unaudited)

Common Stocks - 65.18% - continued	Shares	Value

Petroleum Refining - 2.97%
BP plc (a)	2,000	$ 145,480
Chevron Corp.	2,000	175,540
		321,020

Pharmaceutical Preparations - 8.90%
Eli Lilly & Co.	6,000	317,700
Johnson & Johnson	7,000	474,180
Novartis AG (a)	3,000	169,560
		961,440

Retail - Drug Stores and Proprietary Stores - 2.84%
CVS Caremark Corp.	4,000	160,360
Walgreen Co.	4,000	146,360
		306,720

Retail - Lumber & Other Building Materials Dealers - 1.13%
Lowe's Companies, Inc.	5,000	122,050

Retail - Variety Stores - 1.78%
Wal-Mart Stores, Inc.	4,000	191,600

Semiconductors & Related Devices - 3.55%
Taiwan Semiconductor Manufacturing Co., Ltd. (a)	10,049	99,686
Texas Instruments, Inc.	9,000	284,130
		383,816

Services - Business Services - 1.28%
Accenture, Ltd. - Class A	4,000	138,240

Services - Motion Picture & Video Tape Production - 1.76%
Time Warner, Inc.	11,000	189,860

Services - Prepackaged Software - 4.29%
Microsoft Corp.	13,800	463,680

Telephone Communications - 1.36%
BT Group plc (a)	2,500	147,175

TOTAL COMMON STOCKS (Cost $6,589,204)		7,040,480

Real Estate Investment Trusts - 3.00%

Duke Realty Corp.	4,000	105,160
Inland Real Estate Corp.	15,000	219,300

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $329,030)		324,460

*See accompany notes which are an integral part of these financial statements.

Archer Balanced Fund
Schedule of Investments - continued
November 30, 2007
(Unaudited)

Exchange-Traded Funds - 2.93%	Shares	Value

iShares MSCI South Korea Index Fund	2,000	$ 132,660
iShares Russell 1000 Growth Index Fund	3,000	183,990

TOTAL EXCHANGE-TRADED FUNDS (Cost $278,180)		316,650

	Principal
Reverse Convertible Notes - 21.36%	Amount

ABN Amro Bank NV, 10.00%, 02/29/2008 convertible to Microsoft Corp.	$ 75,000	75,263
ABN Amro Bank NV, 10.00%, 02/29/2008 convertible to 3M Co.	175,000	175,262
Barclays Bank PLC, 9.75%, 01/30/2008 convertible to Occidental Petroleum Corp.	100,000	100,720
Barclays Bank PLC, 10.9%, 4/15/2008 convertible to Wal-Mart Stores, Inc.	500,000	499,450
CommerzBank AG, 8.50%, 5/14/2008, convertible to Bank of America Corp.	300,000	265,350
CommerzBank AG, 7.05%, 3/14/2008, convertible to General Electric Co.	300,000	299,520
J.P. Morgan Chase & Co., 8.8%, 12/31/2007 convertible to Intel Corp.	100,000	99,719
Lehman Brothers Holdings, 10.15%, 5/7/2008 convertible to American International Group, Inc.	200,000	189,880
Lehman Brothers Holdings, 11.15%, 4/11/2008 convertible to Citigroup, Inc.	75,000	54,653
Lehman Brothers Holdings, 10.0%, 2/29/2008 convertible to American International Group, Inc.	100,000	86,410
Lehman Brothers Holdings, 10.75%, 12/12/2007 convertible to FedEx Corp.	300,000	300,000
SG Structured Products, 11.00%, 4/25/2008, convertible to H&R Block, Inc.	75,000	61,560
SG Structured Products, 9.50%, 12/27/2007, convertible to CEMEX S.A.B. de C.V.	100,000	99,725

TOTAL REVERSE CONVERTIBLE CORPORATE NOTES (Cost $2,392,331)		2,307,512

Certificate of Deposit - 1.87%

JP Morgan Chase Bank N.A, 0.00%, Due 11/25/2011, linked to Russell 2000 Index	100,000	99,360
JP Morgan Chase Bank N.A, 0.00%, Due 01/31/2012, linked to NDX & NKY Indices	100,000	102,980

TOTAL CERTIFICATES OF DEPOSIT (Cost $193,886)		202,340

Money Market Securities - 5.31%	Shares

Fidelity Institutional Money Market Portfolio - Class I, 4.96% (c)	573,106	573,106

TOTAL MONEY MARKET SECURITIES (Cost $573,106)		573,106

TOTAL INVESTMENTS (Cost $10,355,737) - 99.65%		$ 10,764,548

Other assets less liabilities - 0.35%		37,368

TOTAL NET ASSETS - 100.00%		$ 10,801,916

(a) American Depositary Receipt
(b) Non-income producing.
(c) Variable rate security; the money market rate shown represents the rate at November 30, 2007.

Tax Related
Unrealized appreciation		$ 639,691
Unrealized depreciation		(230,880)
Net unrealized appreciation		$ 408,811

Aggregate cost of securities for income tax purposes		$ 10,355,737

*See accompany notes which are an integral part of these financial statements.

Archer Balanced Fund
Related Notes to the Schedule of Investments
November 30, 2007
(Unaudited)

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of The Trust (The "Board").

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities, held by the Fund, to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the values of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive from them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.

Federal Income Taxes - The Fund makes no provision for federal income tax. The Fund intends to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules & rates.

NS Small Cap Growth Fund
Schedule of Investments
November 30, 2007
(Unaudited)

Common Stocks - 97.19%	Shares	Value

Agricultural Services - 0.84%
Calavo Growers, Inc.	1,500	$ 27,945

Apparel & Other Finished Products of Fabrics & Similar Material - 3.76%
Lululemon Athletica, Inc. (a)	1,750	64,173
Volcom, Inc. (a)	2,250	60,683
		124,856

Commodity Contracts Brokers & Dealers - 1.46%
FCStone Group, Inc. (a)	1,150	48,541

Computer Communications Equipment - 2.02%
Acme Packet, Inc. (a)	2,000	24,600
Riverbed Technology, Inc. (a)	1,500	42,420
		67,020

Computer Peripheral Equipment - 2.93%
Sigma Designs, Inc. (a)	1,500	97,530

Computer Storage Devices - 4.27%
Blue Coat Systems, Inc. (a)	2,500	90,525
Data Domain, Inc. (a)	2,000	51,560
		142,085

Dairy Products - 0.77%
Lifeway Foods, Inc. (a)	2,500	25,450

Electromedical & Electrotherapeutic Apparatus - 6.14%
Cynosure, Inc. - Class A (a)	1,000	29,690
Masimo Corp. (a)	1,500	55,440
The Spectranetics Corp. (a)	2,000	30,340
Vnus Medical Technologies (a)	3,000	42,210
Zoll Medical Corp. (a)	2,000	46,560
		204,240

Electronic Components - 0.90%
Spectrum Control, Inc. (a)	2,000	29,720

Electronic Components & Accessories - 1.07%
Comtech Group, Inc. (a)	2,000	35,480

Electronic Computers - 0.79%
Omnicell, Inc. (a)	1,000	26,370

Fabricated Plate Work (Boiler Shops) - 1.67%
Chart Industries, Inc. (a)	2,000	55,600

*See accompanying notes which are an integral part of these financial statements.

NS Small Cap Growth Fund
Schedule of Investments - continued
November 30, 2007
(Unaudited)

Common Stocks - 97.19% - continued	Shares	Value

Household Audio & Visual Equipment - 1.11%
Universal Electronics, Inc. (a)	1,000	$ 36,950

In Vitro & In Vivo Diagnostic Substances - 2.09%
Meridian Bioscience, Inc.	2,250	69,413

Industrial & Commercial Fans & Blowers & Air Purifying Equipment - 0.73%
Fuel Tech, Inc. (a)	1,000	24,410

Miscellaneous Fabricated Metal Products - 0.87%
Sun Hydraulics Corp.	1,000	29,050

Miscellaneous Food Preparations & Kindred Products - 1.47%
Green Mountain Coffee Roasters, Inc. (a)	1,500	48,930

Oil & Gas Field Exploration Services - 1.51%
Dawson Geophysical Co. (a)	750	50,265

Oil & Gas Field Machinery & Equipment - 2.64%
Bolt Technology Corp. (a)	2,250	87,907

Pharmaceutical Preparations - 1.38%
Obagi Medical Products, Inc. (a)	2,500	46,000

Radio & TV Broadcasting & Communications Equipment - 1.17%
Ceragon Networks Ltd. (a)	3,000	38,760

Retail - Apparel & Accessory Stores - 1.67%
Zumiez, Inc. (a)	2,000	55,600

Retail - Eating Places - 5.15%
Buffalo Wild Wings, Inc. (a)	2,000	57,820
Kona Grill, Inc. (a)	4,000	63,000
Texas Roadhouse, Inc. - Class A (a)	4,000	50,360
		171,180

Retail - Variety Stores - 1.35%
PriceSmart, Inc.	1,500	44,745

*See accompanying notes which are an integral part of these financial statements.

NS Small Cap Growth Fund
Schedule of Investments - continued
November 30, 2007
(Unaudited)

Common Stocks - 97.19% - continued	Shares	Value

Semiconductors & Related Devices - 9.49%
Advanced Analogic Technologies, Inc. (a)	4,000	$ 43,080
Cavium Networks, Inc. (a)	2,000	51,300
Mellanox Technologies Ltd. (a)	2,000	35,480
Netlogic Microsystems, Inc. (a)	2,000	58,500
NVE Corp. (a)	2,000	56,160
O2Micro International Ltd. (a) (b)	3,000	42,660
Silicon Motion Technology Corp. (a) (b)	1,500	28,335
		315,515

Services - Advertising Agencies - 2.68%
Global Sources Ltd. (a)	2,000	60,860
MDC Partners, Inc. - Class A (a)	3,000	28,380
		89,240

Services - Business Services - 3.24%
HMS Holdings Corp. (a)	1,500	46,575
Phase Forward, Inc. (a)	2,500	61,000
		107,575

Services - Computer Integrated Systems Design - 1.01%
VASCO Data Security International, Inc. (a)	1,500	33,660

Services - Computer Programming Services - 3.62%
Bluephoenix Solutions, Ltd. (a)	3,000	54,600
Synchronoss Technologies, Inc. (a)	2,000	65,840
		120,440

Services - Management Consulting Services - 3.04%
Exponent, Inc. (a)	1,000	27,850
Huron Consulting Group, Inc. (a)	1,000	73,270
		101,120

Services - Medical Laboratories - 1.26%
Bio-Reference Laboratories, Inc. (a)	1,250	41,837

Services - Miscellaneous Repair Services - 0.90%
Team, Inc. (a)	1,000	29,880

Services - Photofinishing Laboratories - 1.07%
Shutterfly, Inc. (a)	1,250	35,613

Services - Prepackaged Software - 12.67%
Ansoft Corp. (a)	1,500	43,515
Art Technology Group. Inc. (a)	10,000	41,800
Blackboard, Inc. (a)	1,500	58,500
DemandTec, Inc. (a)	3,000	49,230
Double-Take Software, Inc. (a)	1,500	37,200
Interactive Intelligence, Inc. (a)	2,000	52,160
Manhattan Associates, Inc. (a)	1,000	27,130
The Ultimate Software Group, Inc. (a)	1,500	49,005
Vocus, Inc. (a)	2,000	62,800
		421,340

*See accompanying notes which are an integral part of these financial statements.

NS Small Cap Growth Fund
Schedule of Investments - continued
November 30, 2007
(Unaudited)

Common Stocks - 97.19% - continued	Shares	Value

Services - Social Services - 1.16%
Almost Family, Inc. (a)	2,000	$ 38,440

Special Industry Machinery - 1.91%
BTU International, Inc. (a)	1,500	22,350
Mattson Technology, Inc. (a)	5,000	41,200
		63,550

Surgical & Medical Instruments & Apparatus - 3.97%
AngioDynamics, Inc. (a)	2,000	38,820
Insulet Corp. (a)	2,000	54,920
Rochester Medical Corp. (a)	3,000	38,250
		131,990

Wholesale - Industrial Machinery & Equipment - 1.39%
DXP Enterprises, Inc. (a)	1,000	46,350

Wholesale - Medical, Dental & Hospital Equipment & Supplies - 2.02%
Chindex International, Inc. (a)	2,000	67,160

TOTAL COMMON STOCKS (Cost $2,744,334)		3,231,757

Money Market Securities - 3.30%
Huntington Money Market Fund, 3.83% (c)		109,588

TOTAL MONEY MARKET SECURITIES (Cost $109,588)		109,588
	109,588
TOTAL INVESTMENTS (Cost $2,853,922) - 100.49%		$ 3,341,345

Liabilities in excess of other assets - (0.49)%		(16,176)

TOTAL NET ASSETS - 100.00%		$ 3,325,169

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable Rate Security; the money market rate shown represents the rate at November 30, 2007.

Tax Related
Unrealized appreciation	$ 600,207
Unrealized depreciation	(112,784)
Net unrealized appreciation	$ 487,423

Aggregate cost of securities for income tax purposes	$ 2,853,922

*See accompanying notes which are an integral part of these financial statements.

NS Small Cap Growth Fund

Related Notes to the Schedule of Investments

November 30, 2007 (Unaudited)

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by (the “Board”).

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls exists, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is perm to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the adviser is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

Federal Income Taxes- The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its taxable income. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

StoneRidge Small Cap Growth Fund
Schedule of Investments
November 30, 2007
(Unaudited)

Common Stocks - 95.63%	Shares	Value

Aircraft & Parts - 1.33%
AAR Corp. (a)	5,800	$ 191,516

Air Transportation, Scheduled - 0.49%
Alaska Air Group, Inc. (a)	2,800	70,924

Apparel & Other Finished Products of Fabrics & Similar Materials - 0.60%
G-III Apparel Group, Ltd. (a)	4,900	70,413
Hartmarx Corp. (a)	3,910	15,640
		86,053

Arrangement Of Transportation Of Freight & Cargo - 0.49%
Pacer International, Inc.	5,100	70,176

Biological Products (No Diagnostic Substances) - 2.41%
Martek Biosciences Corp. (a)	4,450	115,077
Repros Therapeutics, Inc. (a)	5,900	57,997
Sangamo BioSciences, Inc. (a)	10,600	162,922
Vical, Inc. (a)	2,445	11,198
		347,194

Construction Machinery & Equipment - 0.64%
Columbus McKinnon Corp. (a)	2,965	92,271

Converted Paper & Paperboard Products - 1.42%
Cenveo, Inc. (a)	9,950	204,572

Deep Sea Foreign Transportation of Freight - 0.94%
Euroseas, Ltd.	5,150	78,537
Top Tankers, Inc. (a)	12,725	56,244
		134,781

Drilling Oil & Gas Wells - 0.69%
Hercules Offshore, Inc. (a)	3,946	98,689

Electric Lighting & Wiring Equipment - 1.24%
The Genlyte Group, Inc. (a)	1,900	179,075

Electromedical & Electrotherapeutic Apparatus - 1.84%
ArthroCare Corp. (a)	1,830	99,058
TomoTherapy, Inc. (a)	8,915	165,819
		264,877

Fabricated Rubber Products - 0.54%
GenCorp, Inc. (a)	6,400	77,440

Farm Machinery & Equipment - 0.30%
Gehl Co. (a)	2,650	42,957

Fire, Marine & Casualty Insurance - 0.94%
First Mercury Financial Corp. (a)	6,345	134,641

Functions Related to Depository Banking - 0.58%
Dollar Financial Corp. (a)	2,800	83,664

*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund
Schedule of Investments - continued
November 30, 2007
(Unaudited)

Common Stocks - 95.63% - continued	Shares	Value

General Bldg. Contractors - Nonresidential Buidings - 1.07%
Perini Corp. (a)	2,900	$ 154,251

Glass Products, Made of Purchased Glass - 0.78%
Apogee Enterprises, Inc.	5,050	112,211

Hotels & Motels - 1.21%
Morgans Hotel Group (a)	5,600	103,544
Sunstone Hotel Investors, Inc.	3,015	69,948
		173,492

In Vitro & In Vivo Diagnostic Substances - 0.67%
Inverness Medical Innovations, Inc. (a)	1,650	96,822

Insurance Agents, Brokers & Service - 1.30%
HealthExtras, Inc. (a)	4,450	118,236
National Financial Partners Corp.	1,500	68,100
		186,336

Jewelry, Precious Metal - 0.53%
Fuqi International, Inc. (a)	8,600	75,852

Laboratory Analytical Instruments - 4.15%
Bruker BioSciences Corp. (a)	26,850	249,437
Cepheid, Inc. (a)	1,985	42,936
Clinical Data, Inc. (a)	6,142	151,400
IRIS International, Inc. (a)	8,450	152,945
		596,718

Mining & Quarrying of Nonmetallic Minerals - 0.22%
North American Energy Partners, Inc. (a)	2,425	31,282

Miscellaneous Electrical Machinery, Equipment & Supplies - 0.56%
Electro Scientific Industries, Inc. (a)	3,950	79,988

Miscellaneous Furniture & Fixtures - 0.67%
Knoll, Inc.	5,500	96,140

Miscellaneous Manufacturing Industries - 1.34%
Daktronics, Inc.	8,290	193,406

National Commercial Banks - 2.14%
Cardinal Financial Corp.	13,285	127,270
F.N.B. Corp.	4,150	64,367
Signature Bank (a)	3,150	116,707
		308,344

Oil & Gas Field Machinery & Equipment - 0.51%
Newpark Resources, Inc. (a)	13,700	73,706

*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund
Schedule of Investments - continued
November 30, 2007
(Unaudited)

Common Stocks - 95.63% - continued	Shares	Value

Oil & Gas Field Services - 2.12%
Superior Energy Services, Inc. (a)	4,000	$ 139,600
Willbros Group, Inc. (a)	4,400	164,868
		304,468

Operative Builders - 0.24%
California Coastal Communities, Inc. (a)	5,780	34,102

Ordnance & Accessories - 0.49%
Smith & Wesson Holding Corp. (a)	7,100	70,716

Paperboard Containers & Boxes - 1.46%
Greif, Inc. - Class A	3,550	209,698

Patent Owners & Lessors - 0.79%
NexCen Brands, Inc. (a)	25,300	113,850

Pharmaceutical Preparations - 6.65%
American Oriental Bioengineering, Inc. (a)	3,725	43,583
Cubist Pharmaceuticals, Inc. (a)	5,445	115,652
Durect Corp. (a)	33,070	191,806
MGI Pharma, Inc. (a)	3,600	124,596
Penwest Pharmaceuticals Co. (a)	12,200	74,298
Salix Pharmaceuticals, Ltd. (a)	9,510	108,034
Sciele Pharma, Inc. (a)	7,400	165,168
XOMA, Ltd. (a)	36,900	132,840
		955,977

Radio & TV Broadcasting & Communications Equipment - 0.61%
Syntax-Brillian Corp. (a)	30,200	87,882

Real Estate Agents & Managers - 0.18%
Bluegreen Corp. (a)	3,640	26,135

Retail - Apparel & Accessory Stores - 0.74%
Citi Trends, Inc. (a)	6,850	105,833

Retail - Auto Dealers & Gasoline Stations - 4.43%
Asbury Automotive Group, Inc.	14,205	237,792
Group 1 Automotive, Inc.	2,100	56,448
Penske Automotive Group, Inc.	3,600	72,000
The Pantry, Inc. (a)	9,415	271,058
		637,298

Retail - Building Materials, Hardware, Garden Supply - 1.08%
Tractor Supply Co. (a)	3,800	155,876

Retail - Eating Places - 2.29%
AFC Enterprises, Inc. (a)	8,150	88,917
Benihana, Inc. - Class A (a)	4,730	66,220
Benihana, Inc. (a)	3,275	47,488
CKE Restaurants, Inc.	4,700	68,714
McCormick & Schmick's Seafood Restaurants, Inc. (a)	3,950	57,907
		329,246

*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund
Schedule of Investments - continued
November 30, 2007
(Unaudited)

	Shares	Value

Retail - Hobby, Toy & Game Shops - 0.27%
SORL Auto Parts, Inc. (a)	5,623	$ 39,080

Retail - Family Clothing Stores - 1.40%
Casual Male Retail Group, Inc. (a)	8,890	55,118
Stage Stores, Inc.	8,670	146,696
		201,814

Retail - Radio, TV & Consumer Electronics Stores - 0.24%
Conn's, Inc. (a)	1,900	34,390

Retail - Variety Stores - 0.51%
99 Cents Only Stores (a)	9,150	73,749

Retail - Women's Clothing Stores - 1.01%
The Dress Barn, Inc. (a)	3,550	50,197
The Wet Seal, Inc. - Class A (a)	44,560	94,913
		145,110

Rolling Drawing & Extruding of Nonferrous Metals - 1.02%
RTI International Metals, Inc. (a)	2,000	146,880

Semiconductors & Related Devices - 12.12%
ANADIGICS, Inc. (a)	17,500	192,675
CEVA, Inc. (a)	8,800	90,112
Kulicke & Soffa Industries, Inc. (a)	15,850	112,218
Mellanox Technologies, Ltd. (a)	6,400	113,536
Micrel, Inc.	16,150	144,058
Microtune, Inc. (a)	13,535	70,382
ON Semiconductor Corp. (a)	21,650	198,963
OpNext, Inc. (a)	15,925	128,992
Skywoks Solutions, Inc. (a)	35,000	317,800
Silicon Motion Technology Corp. (a) (b)	10,700	202,123
Trident Microsystems, Inc. (a)	12,400	77,872
Virage Logic Corp. (a)	11,250	94,162
		1,742,893

Services - Business Services - 1.29%
Phase Forward, Inc. (a)	3,000	73,200
PowerSecure International, Inc. (a)	8,150	111,981
		185,181

Services - Commercial Physical & Biological Research - 0.38%
Pharmacopeia, Inc. (a)	12,050	54,827

Services - Computer Programming Services - 2.78%
Bluephoenix Solutions, Ltd. (a)	6,550	119,210
CIBER, Inc. (a)	14,695	100,220
JDA Software Group, Inc. (a)	8,650	181,131
		400,561

Services - Computer Programming, Data Processing, Etc. - 1.44%
Novatel Wireless, Inc. (a)	13,330	207,148

*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund
Schedule of Investments - continued
November 30, 2007
(Unaudited)

Common Stocks - 95.63% - continued	Shares	Value

Services - Equipment Rental & Leasing - 2.12%
McGrath Rentcorp	3,280	$ 87,215
Rent-A-Center, Inc. (a)	4,850	68,676
United Rentals, Inc. (a)	6,400	148,928
		304,819

Services - Finance Services - 1.39%
Lazard, Ltd. - Class A	4,100	199,506

Services - Help Supply Services - 0.49%
Compass Diversified Holdings	4,750	70,728

Services - Legal Services - 0.98%
CRA International, Inc. (a)	3,050	141,093

Services - Management Consulting - 0.94%
Harris Interactive, Inc. (a)	11,700	49,024
LECG Corp. (a)	5,450	86,437
		135,461

Services - Miscellaneous Amusement & Recreation - 0.24%
Century Casinos, Inc. (a)	5,500	34,155

Services - Prepackaged Software -3.45%
ACI Worldwide, Inc. (a)	8,750	199,763
Art Technology Group, Inc. (a)	70,900	296,362
		496,125

Services - To Dwellings & Other Buildings - 0.95%
ABM Industries, Inc.	6,695	136,578

Steel Pipe & Tubes - 0.16%
Dayton Superior Corp. (a)	5,620	23,154

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 0.64%
Claymont Steel Holdings, Inc. (a)	4,300	92,321

Surety Insurance - 0.41%
Assured Guaranty, Ltd.	2,600	58,682

Surgical & Medical Instruments & Apparatus - 5.31%
Haemonetics Corp. (a)	4,850	281,348
iCAD, Inc. (a)	13,170	28,974
LifeCell Corp. (a)	915	37,103
Nanosphere, Inc. (a)	5,750	82,915
Orthofix International N.V. (a)	3,200	186,912
Orthovita, Inc. (a)	22,955	80,802
SonoSite, Inc. (a)	2,000	66,440
		764,494

Television Broadcasting Stations - 3.37%
Gaylord Entertainment Co. (a)	2,150	90,429
Gray Television, Inc.	8,350	71,059
Lin TV Corp. - Class A (a)	4,810	53,968
Nexstar Broadcasting Group, Inc. - Class A (a)	4,130	37,459
Sinclair Broadcast Group, Inc. - Class A	22,390	231,736
		484,651

*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund
Schedule of Investments - continued
November 30, 2007
(Unaudited)

Common Stocks - 95.63% - continued	Shares	Value

Trucking (No Local) - 0.27%
Celadon Group, Inc. (a)	4,950	$ 38,610

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 1.77%
Anixter International, Inc. (a)	3,950	254,775

TOTAL COMMON STOCKS (Cost $15,045,790)		13,755,244

Real Estate Investment Trusts - 1.54%
Capstead Mortgage Corp.	3,725	45,445
MFA Mortgage Investments, Inc.	19,980	175,424

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $190,358)		220,869

Money Market Securities - 1.42%
Fidelity Institutional Prime Money Market Portfolio, 4.91% (c)	204,396	204,396

TOTAL MONEY MARKET SECURITIES (Cost $204,396)		204,396

TOTAL INVESTMENTS (Cost $15,440,544) - 98.59%		$ 14,180,509

Other assets less liabilities - 1.41%		203,207

TOTAL NET ASSETS - 100.00%		$ 14,383,716

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at November 30, 2007.

Tax Related
Gross unrealized appreciation		$ 986,871
Gross unrealized depreciation		(2,246,906)
Net unrealized appreciation		$ (1,260,035)

Aggregate cost of securities for income tax purposes		$ 15,440,544

*See accompanying notes which are an integral part of these financial statements.

StoneRidge Small Cap Growth Fund

Related Notes to the Schedule of Investments

November 30, 2007

(Unaudited)

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of The Trust (The "Board").

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities, held by the Fund, to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the values of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive from them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers);or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.

Federal Income Taxes - The Fund makes no provision for federal income tax. The Fund intends to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules & rates.

Item 2. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of December 11, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By
/s/ Anthony Ghoston
Anthony J. Ghoston, President

Date	1/ 28 /08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Anthony Ghoston __
Anthony J. Ghoston, President

Date	1/28 /08

By

   /s/ J Michael Landis

J. Michael Landis, Treasurer

Date	1/ 24 /08

.